ACCRUED EXPENSES AND OTHER PAYABLES (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY		Dec. 31, 2013 CNY
ACCRUED EXPENSES AND OTHER PAYABLES [Abstract]
Accrued payroll and employee benefits		62,285		67,824
Other accrued expenses		26,240	[1]	26,258	[1]
Payable for purchases of property and equipment		6,696		4,593
Deposits received		3,169	[2]	2,801	[2]
VAT and other taxes payable		23,846		21,589
Accrued Expenses and Other Current Liabilities	$ 19,700	122,236		123,065

[1]	Amounts represent primarily accrued rental, utilities, advertising and other sundry expenses.
[2]	Amounts represent primarily guarantee deposits from constructors for renovation and construction projects.